DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			9 Months Ended	12 Months Ended	24 Months Ended
	Sep. 07, 2022 USD ($) shares	Sep. 09, 2020 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) item tranche installment subsidiary $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Sep. 09, 2022 USD ($)	Dec. 31, 2020 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item			1
Number of subsidiaries | subsidiary			1
Proceeds from issuance of warrants					$ 12,700,197
Transaction costs			$ 18,847,894
Cash underwriting fee			6,684,314
Deferred underwriting commissions			11,697,550	$ 11,697,550	11,697,550
Other offering cost			$ 466,030
Percentage of aggregate fair market value of assets			80.00%	80.00%
Ownership interest to be acquired on post-transaction company			50.00%	50.00%
Per share value of residual assets in trust account | $ / shares			$ 10.00	$ 10.00
Minimum net tangible assets upon consummation of business combination			$ 5,000,001	$ 5,000,001
Maximum percentage of shares that can be redeemed without prior consent of the Company			15.00%	15.00%
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination			100.00%	100.00%
Amount of loan to be contributed by the Lender			$ 600,000
Maximum borrowing capacity of the note			$ 150,000
Additional loan to be contributed by the Lender, number of equal installments | installment			2
Number of times Termination Date can be extended | item			2
Extension period for Termination Date			1 month
Extension of Termination Date, advance notice period prior to the applicable deadlines, until March 9, 2023			5 days
Extension of Termination Date, maximum advance notice period after the Original Termination Date			6 months
Threshold trading days to redeem the shares			10 days	10 years
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Cash			384,522	479,694	479,694		$ 2,245,798
Working capital deficit			4,278,182	3,279,558	3,279,558
Convertible note - related party, Outstanding balance			$ 600,000
Unsecured promissory note - Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum amount of additional loan to be contributed by the Lender						$ 750,000
Conversion price per warrant | $ / shares			$ 1.00
Initial maximum borrowing capacity of the note						$ 600,000
Maximum Drawdown Amount			$ 150,000
Number of equal tranches | tranche			2
Class A Common Stock Subject to Redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares	30,188,729
Aggregate redemption amount	$ 10.03
Initial maximum borrowing capacity of the note	$ 302,873,885
IPO [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued | shares		33,421,570
Share issued price | $ / shares		$ 10.00
Proceeds from issuance of shares		$ 334,215,700
Cash underwriting fee				6,684,314
Deferred underwriting commissions				11,697,550	$ 11,697,550
Other offering cost				$ 466,030
Maturity term of U.S. government securities		185 days
Over Allotment [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued | shares		3,421,570		3,421,570
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase the shares issued (in shares) | shares		9,700,000
Price of warrants | $ / shares		$ 1.00
Proceeds from issuance of warrants		$ 9,700,000